March 19, 2021

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re:                   AIM ETF Products Trust (the “Trust”)
File Nos. 333-235734 and 811-23504

Ladies and Gentlemen:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the most recent Post-effective Amendment, No. 7, which Amendment has been filed electronically.

If you have any questions or comments, please contact the undersigned.

Sincerely,

AIM ETF Products Trust

By:  /s/ Erik Nelson
     _________________________
     Erik Nelson, Secretary

763/765-7453
Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.